CAPITAL AND RESERVES - Treasury Shares (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 12, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Equity		$ 1,225,578	$ 393,052	$ 223,832	$ 62,090
Treasury shares
Disclosure of classes of share capital [line items]
Number of shares outstanding at beginning of period		37,508,000	0
Contribution of shares by Kinetik (in shares)			50,000,000
Shares sold to RSP scheme members (in shares)	(12,491,723)		(12,492,000)
Adjustments on exchange of ordinary shares of related party (in shares)		(16,572,000)
Sale or acquisition of treasury shares (in shares)		167,000
Number of shares outstanding at end of the period		20,886,000	37,508,000
Treasury shares | Restricted Share Units (RSU)
Disclosure of classes of share capital [line items]
Shares sold to RSP scheme members (in shares)		(13,000)
Treasury shares | SOP Scheme
Disclosure of classes of share capital [line items]
Shares sold to RSP scheme members (in shares)		(204,000)